SIGNIFICANT ACCOUNTING POLICIES - EXCHANGE TRADED (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Derivative Net Liability Position Aggregate Fair Value	$ 5	$ 4
Collateral Already Posted Aggregate Fair Value	5	3
Cash and securities collateral	1,165	1,438
S&P 500, Russell 1000, NASDAQ 100 and Emerging Market Indices [Member]
Exchange Traded Future Contract [Line Items]
Exchange-Traded Future Contract, Initial Margin Requirement	270
Us Treasury Notes And Euro Dollar [Member]
Exchange Traded Future Contract [Line Items]
Exchange-Traded Future Contract, Initial Margin Requirement	100
Euro Stoxx, FTSE100, EAFE And Topix Indices [Member]
Exchange Traded Future Contract [Line Items]
Exchange-Traded Future Contract, Initial Margin Requirement	$ 7